PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited)
1
Voya Target
Retirement 2025 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 39 .5%
44,026  iShares Core S&P Mid-
Cap ETF
$ 2,538,539
3 .0
15,729  iShares Core S&P
Small-Cap ETF
1,688,508
2 .0
103,716  iShares Core U.S.
Aggregate Bond ETF
10,096,753
12 .0
97,581  Schwab U.S. TIPS
ETF
5,053,720
6 .0
72,011  SPDR Portfolio High
Yield Bond ETF
1,680,017
2 .0
147,006  Vanguard FTSE
Developed Markets
ETF
7,156,252
8 .5
20,523  Vanguard FTSE
Emerging Markets ETF
841,853
1 .0
28,738  Vanguard Long-Term
Treasury ETF
1,690,944
2 .0
32,719  Vanguard Short-Term
Corporate Bond ETF
2,520,345
3 .0
Total Exchange-Traded
Funds
(Cost $32,693,499)
33,266,931
39 .5
MUTUAL FUNDS : 60 .5%
Affiliated Investment Companies : 29 .0%
349,494  Voya Global Bond
Fund - Class R6
2,526,843
3 .0
2,049,266  Voya Intermediate
Bond Fund - Class R6
17,685,169
21 .0
166,734  Voya Multi-Manager
International Equity
Fund - Class I
1,679,010
2 .0
181,350  Voya Multi-Manager
International Factors
Fund - Class I
1,679,302
2 .0
78,091  Voya VACS Series
EME Fund
840,255
1 .0
24,410,579
29 .0
Unaffiliated Investment Companies : 31 .5%
476,967  TIAA-CREF S&P
500 Index Fund
- Institutional Class
26,586,143
31 .5
Total Mutual Funds
(Cost $46,042,447)
50,996,722
60 .5
Total Long-Term
Investments
(Cost $78,735,946)
84,263,653
100 .0
Total Investments in
Securities
(Cost $78,735,946) $ 84,263,653 100 .0
Assets in Excess of
Other Liabilities 33,449 0.0
Net Assets $ 84,297,102 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)
2
Voya Target
Retirement 2025 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 33,266,931 $ — $ — $ 33,266,931
Mutual Funds 50,996,722 — — 50,996,722
Total Investments, at fair value $ 84,263,653 $ — $ — $ 84,263,653
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 2,410,483 $ 841,762 $ (732,747) $ 7,345 $ 2,526,843 $ 86,393 $ (19,881) $ —
Voya Intermediate Bond Fund -
Class R6
16,090,217 14,345,189 (12,899,697) 149,460 17,685,169 580,605 (239,603) —
Voya Multi-Manager International
Equity Fund - Class I
1,579,117 1,736,363 (1,720,255) 83,785 1,679,010 34,524 36,334 —
Voya Multi-Manager International
Factors Fund - Class I
1,579,462 1,779,507 (1,726,845) 47,178 1,679,302 76,060 71,714 —
Voya VACS Series EME Fund
— 1,445,323 (649,598) 44,530 840,255 12,085 2,421 3,852
$ 21,659,279 $ 20,148,144 $ (17,729,142) $ 332,298 $ 24,410,579 $ 789,667 $ (149,015) $ 3,852
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,168,684
Gross Unrealized Depreciation (640,978)
Net Unrealized Appreciation $ 5,527,706